Business combination - Summary of Identifiable Assets Acquired and Liabilities Assumed as at Acquisition date - Aquadrill (Details) - Aquadrill LLC $ in Millions	Apr. 03, 2023 USD ($)
As at Acquisition
Cash and cash equivalents	$ 51
Restricted cash	5
Accounts receivable	60
Other current assets	36
Total current assets	152
Drilling units	1,255
Deferred tax assets	19
Equipment	1
Other non-current assets	5
Total non-current assets	1,280
Total assets acquired	1,432
Trade accounts payable	11
Other current liabilities	69
Total current liabilities	80
Other non-current liabilities	78
Total non-current liabilities	78
Total liabilities assumed	158
Net asset acquired	1,274
Measurement Period Adjustments
Cash and cash equivalents	0
Restricted cash	0
Accounts receivable	0
Other current assets	7
Total current assets	7
Drilling units	(3)
Deferred tax assets	0
Equipment	0
Other non-current assets	0
Total non-current assets	(3)
Total assets acquired	4
Trade accounts payable	0
Other current liabilities	4
Total current liabilities	4
Other non-current liabilities	0
Total non-current liabilities	0
Total liabilities assumed	4
Net asset acquired	0
Updated As at Acquisition
Cash and cash equivalents	51
Restricted cash	5
Accounts receivable	60
Other current assets	43
Total current assets	159
Drilling units	1,252
Deferred tax assets	19
Equipment	1
Other non-current assets	5
Total non-current assets	1,277
Total assets acquired	1,436
Trade accounts payable	11
Other current liabilities	73
Total current liabilities	84
Other non-current liabilities	78
Total non-current liabilities	78
Total liabilities assumed	162
Net asset acquired	$ 1,274